Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Predecessor and Certain Officers [Member]
Related Party Transaction [Line Items]
Amounts paid in transaction	$ 49,153	$ 59,668	$ 36,922
Accounts payable to related party	2,096	6,721
Electrical And Mechanical Supplier Subcontractor [Member]
Related Party Transaction [Line Items]
Amounts paid in transaction	15	981	1,189
Electrical and Mechanical Supplier Direct [Member]
Related Party Transaction [Line Items]
Amounts paid in transaction	0	86	203
Unconsolidated Afflilate and Other Affliliated Partnerships [Member]
Related Party Transaction [Line Items]
Revenues recognized, from related party transactions	$ 7,531	$ 4,822	$ 4,835